FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 1,671	$ 463
Exchange rate differences and other	26	316
Financial and other income, net	$ 1,697	$ 779